PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)

NOTE 20 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. YS Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to YS Group as the restricted net assets of YS Group’s PRC subsidiaries exceeded 25% of the consolidated net assets of YS Group. Therefore, the condensed financial statements of the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	March 31,	September 30,	September 30,
	2022	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
ASSETS
Current Assets
Cash	252,611,535	3,943,175	$555,392
Amounts due from related parties	519,236,876	848,379,306	119,493,409
Total current assets	771,848,411	852,322,481	120,048,801
Non-current assets
Long-term investments, net	146,641,652	164,003,403	23,099,722
Total non-current assets	146,641,652	164,003,403	23,099,722
Total Assets	918,490,063	1,016,325,884	$143,148,523
LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other liabilities	244,082,463	354,920,428	$49,990,201
Amounts due to related parties	3,155,395	3,528,981	497,054
Total current liabilities	247,237,858	358,449,409	50,487,255
Total Liabilities	247,237,858	358,449,409	50,487,255

Mezzanine equity
Series A and A-1 redeemable convertible preferred shares (par value US$0.000005 per share, 50,000,000 shares authorized; 21,548,589 shares issued and outstanding)	458,074,468	551,004,725	77,608,485
Series B redeemable convertible preferred shares (par value US$0.000005 per share, 100,000,000 shares authorized; 65,414,858 shares issued and outstanding)	912,146,924	1,057,557,002	148,955,886
Total mezzanine equity	1,370,221,392	1,608,561,727	226,564,371
Shareholders’ deficit:
Ordinary shares, par value US$0.000005 per share, 9,950,000,000 shares authorized, 247,311,533 shares issued and outstanding as of March 31, 2022 and 246,736,533 shares issued and outstanding as of September 30, 2022	7,978	7,978	1,124
Additional paid-in capital	808,502,018	808,648,509	113,897,365
Accumulated deficit	(1,590,567,163)	(1,673,775,766)	(235,749,706)
Accumulated other comprehensive income (loss)	83,087,980	(85,565,973)	(12,051,886)
Total shareholders’ deficit	(698,969,187)	(950,685,252)	(133,903,103)
Total liabilities, mezzanine equity and shareholders’ deficit	918,490,063	1,016,325,884	$143,148,523

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Equity loss of subsidiaries	(27,562,274)	(5,703,582)	$(803,346)
Operating expenses:
Selling
General and administrative	17,037,618	6,356,204	895,265
Research and development	492,764	(934,367)	(131,605)
Total operating expenses	17,530,382	5,421,837	763,660

Loss from operations	(45,092,656)	(11,125,419)	(1,567,006)
Other income:
Financial income, net	1,324	54	8
Total other income, net	1,324	54	8

Net loss	(45,091,332)	(11,125,365)	(1,566,998)
Accretion to redemption value of convertible redeemable preferred shares	(65,013,751)	(72,083,238)	(10,152,855)
Net loss attributable to YS Biopharma	(110,105,083)	(83,208,603)	(11,719,853)

Net loss	(45,091,332)	(11,125,365)	(1,566,998)
Feign currency translation gain	11,321,167	(168,653,952)	(23,754,747)
Total comprehensive loss	(33,770,165)	(179,779,317)	$(25,321,745)

Loss per share*:
– Basic and Diluted	(0.18)	(0.04)	$(0.01)
Weighted average number of ordinary shares outstanding*:
– Basic and Diluted	247,311,533	247,311,533	247,311,533

*	Gives retroactive effect to reflect the reorganization in February 2021.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Net loss	(45,091,332)	(11,125,365)	$(1,566,998)
Equity loss of subsidiaries	27,562,274	5,703,582	803,346
Share-based compensation	3,128,741	(85,316)	(12,017)
Changes in operating assets and liabilities:
Amounts due from related parties	(298,261,642)	(328,910,623)	(46,326,745)
Amounts due to related parties	(42,697)	373,586	52,619
Accrued expenses and other liabilities	(7,357,523)	55,467,639	7,812,564
Net cash used in operating activities	(320,062,179)	(278,576,497)	(39,237,231)
Effect of exchange rate on cash	(4,446,303)	29,908,137	4,212,531
Net decrease in cash	(324,508,482)	(248,668,360)	(35,024,700)
Cash at the beginning of the period	330,296,949	252,611,535	35,580,092
Cash at the end of the period	5,788,467	3,943,175	$555,392
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	65,013,751	72,083,238	$10,152,855

NOTE 21 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. YS Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to YS Group as the restricted net assets of YS Group’s PRC subsidiaries exceeded 25% of the consolidated net assets of YS Group. Therefore, the condensed financial statements of the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
ASSETS
Current Assets
Cash	330,296,949	252,611,535	$39,792,624
Amounts due from related parties	495,937,171	519,236,876	81,792,772
Total current assets	826,234,120	771,848,411	121,585,396
Non-current assets
Long-term investments, net	150,952,826	146,641,652	23,099,721
Total non-current assets	150,952,826	146,641,652	23,099,721
Total Assets	977,186,946	918,490,063	$144,685,117

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other liabilities	197,324,794	244,082,463	$38,449,082
Amounts due to related parties	3,266,288	3,155,395	497,053
Total current liabilities	200,591,082	247,237,858	38,946,135
Total Liabilities	200,591,082	247,237,858	38,946,135
Mezzanine equity
Series A and A-1 redeemable convertible preferred shares (par value US$0.000005 per share, 50,000,000 shares authorized; 21,548,589 shares issued and outstanding as of March 31, 2022 and 2021)	410,327,208	458,074,468	72,158,166
Series B redeemable convertible preferred shares (par value US$0.000005 per share, 100,000,000 shares authorized; 65,414,858 shares issued and outstanding as of March 31, 2022 and 2021)	875,131,363	912,146,924	143,685,915
Total mezzanine equity	1,285,458,571	1,370,221,392	215,844,081
Shareholders’ deficit:
Ordinary shares, par value US$0.000005 per share, 9,950,000,000 shares authorized, 247,311,533 shares issued and outstanding as of March 31, 2022 and 2021*	7,978	7,978	1,257
Additional paid-in capital	800,806,378	808,502,018	127,359,254
Retained earnings	(1,353,900,436)	(1,590,567,163)	(250,554,041)
Accumulated other comprehensive income	44,223,373	83,087,980	13,088,431
Total shareholders’ deficit	(508,862,707)	(698,969,187)	(110,105,099)
Total liabilities, mezzanine equity and shareholders’ deficit	977,186,946	918,490,063	$144,685,117

*Gives retroactive effect to reflect the reorganization in February 2021.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
Equity loss of subsidiaries	(60,903,713)	(75,864,722)	$(11,950,588)
Operating expenses:
Selling expenses	54,278	—	—
General and administrative expenses	104,562,058	29,178,255	4,596,304
Research and development expenses	4,352,356	988,531	155,718
Total operating expenses	108,968,692	30,166,786	4,752,022
Loss from operations	(169,872,405)	(106,031,508)	(16,702,610)
Other income (expenses)
Financial income/(expenses), net	(21,953,837)	27,107	4,270
Total other income/(expenses), net	(21,953,837)	27,107	4,270
Net loss	(191,826,242)	(106,004,401)	(16,698,340)
Accretion to redemption value of convertible redeemable preferred shares	(16,610,297)	(130,662,326)	(20,582,579)
Net loss attributable to YS Biopharma	(208,436,538)	(236,666,727)	(37,280,919)
Net loss	(191,826,242)	(106,004,401)	(16,698,340)
Feign currency translation gain	22,455,217	38,864,607	6,122,146
Total comprehensive loss	(169,371,025)	(67,139,794)	$(10,576,194)
Loss per share*:
– Basic and Diluted	(0.78)	(0.43)	$(0.07)
Weighted average number of ordinary shares outstanding*:
– Basic and Diluted	247,311,533	247,311,533	247,311,533

*Gives retroactive effect to reflect the reorganization in February 2021.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Fiscal Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
Net loss	(191,826,242)	(106,004,401)	$(16,698,340)
Equity loss of subsidiaries	60,903,713	75,864,722	11,950,588
Share-based compensation	76,756,500	7,764,448	1,223,094
Changes in operating assets and liabilities:
Amounts due from related parties	(421,125,633)	(23,299,705)	(3,670,285)
Amounts due to related parties	2,906,881	(110,893)	(17,468)
Accrued expenses and other liabilities	77,228,629	(24,732,348)	(3,895,962)
Net cash used in operating activities	(395,156,152)	(70,518,177)	(11,108,373)
Cash flows from investing activities:
Payment for long-term investment	(7,658,738)	(813,776)	(128,190)
Net cash used in investing activities	(7,658,738)	(813,776)	(128,190)
Cash flows from financing activities:
Proceeds from issuance of mezzanine equity	729,412,999	—	—
Shareholders’ contributions	1,589,236	—	—
Net cash provided by financing activities	731,002,235	—	—
Effect of exchange rate on cash	2,109,604	(6,353,461)	(1,000,829)
Net (decrease) increase in cash	330,296,949	(77,685,414)	(12,237,392)
Cash at the beginning of the year	—	330,296,949	52,030,016
Cash at the end of the year	330,296,949	252,611,535	$39,792,624
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	16,610,297	130,662,326	$20,582,579
Forgiveness from related parties	446,092,527	—	$—